Accrued Expenses (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued loan and swap interest	$ 980,838	$ 1,188,141
Accrued vessel voyage and operating expenses	901,402	620,230
Accrued professional fees	270,559	280,637
Accrued finance expenses	50,000	100,000
Other sundry liabilities and accruals	79,825	66,037
Total	$ 2,282,624	$ 2,255,045